Offerings	Mar. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	11,084,750
Proposed Maximum Offering Price per Unit	4.99
Maximum Aggregate Offering Price	$ 55,312,902.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,638.71
Offering Note	Note 1.A: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the common stock of Weave Communications, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's common stock. Note 1.B: Represents 3,505,818, 3,661,263 and 3,917,669 additional shares of the Registrant's common stock that were automatically added to the shares authorized for issuance under the Registrant's 2021 Equity Incentive Plan (the "2021 Plan") on January 1, 2024, January 1, 2025 and January 1, 2026, respectively, pursuant to an annual "evergreen" increase provision contained in the 2021 Plan. Note 1.C: Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $4.99 was computed by averaging the high and low prices of a share of the Registrant's common stock as reported on the New York Stock Exchange on February 27, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	2,216,950
Proposed Maximum Offering Price per Unit	4.25
Maximum Aggregate Offering Price	$ 9,422,037.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,301.18
Offering Note	See Note 1.A above. Note 2.A: Represents 701,164, 732,253 and 783,533 additional shares of the Registrant's common stock that were automatically added to the shares authorized for issuance under the Registrant's 2021 Equity Stock Purchase Plan (the "ESPP") on January 1, 2024, January 1, 2025 and January 1, 2026, respectively, pursuant to an annual "evergreen" increase provision contained in the ESPP. Note 2.B: Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is equal to 85% of $4.99 which was computed by averaging the high and low prices of a share of the Registrant's common stock as reported on the New York Stock Exchange on February 27, 2026. Under the ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant's common stock on the offering date or the purchase date, whichever is less.